8. Goodwill and Intangible Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net

Goodwill

In association with the Merger, the Company recognized $10,365,805 in Goodwill, representing the excess of the fair value of the consideration for the Merger over net identifiable assets acquired (See Note 3 - Business Combination for additional information). Pursuant to ASC 350-20, Goodwill is not subject to amortization but is subject to annual review to determine if certain events warrant impairment to the Goodwill asset. Through September 30, 2015, the Company has not recognized any impairment related to Goodwill.

Intangible Assets, Net

The Company had following intangible assets as of September 30, 2015 and December 31, 2014:

	9/30/2015	12/31/2014
Identifiable artistic-related assets (a)	$1,740,000	$1,740,000
Trademarks (b)	129,831	129,831
Product Masters (b)	64,676	3,257,129
Other Intangible Assets (b)	181,220	70,000
Less Accumulated Amortization (c)	(178,390)	(3,320,522)
Intangible Assets, Net	$1,937,337	$1,876,438

(a)	In association with the Merger, the Company acquired $1,740,000 in identifiable artistic-related assets. These assets, related to certain properties owned by A Squared and assumed by the Company, were valued using an independent firm during the fourth quarter of 2013. Based on certain legal, regulatory, contractual, and economic factors, the Company has deemed these assets to be indefinite-lived. Hence, pursuant to ASC 350-30, these assets are not subject to amortization and are tested annually for impairment. Through September 30, 2015, the Company has not recognized any impairment expense related to these assets.
(b)	Pursuant to ASC 350-30-35, the Company reviews these intangible assets periodically to determine if the value should be retired or impaired due to recent events. During the six months ended September 30, 2015 and 2014, the Company did not recognize any impairment of these assets.
(c)	During the nine months ended September 30, 2015 and 2014, the Company recognized $50,322 and $45,527, respectively, in amortization expense related to these intangible assets.

Expected future intangible asset amortization as of September 30, 2015 is as follows:

Fiscal Year:
2015	$34,835
2016	38,596
2017	17,180
2018	8,655
2019	8,655
Total	$107,921

Goodwill

In association with the Merger, the Company recognized $10,365,805 in Goodwill, representing the excess of the fair value of the consideration for the Merger over net identifiable assets acquired (See Note 3 - Business Combination for additional information). Pursuant to ASC 350-20, Goodwill is not subject to amortization but is subject to annual review to determine if certain events warrant impairment to the Goodwill asset. During the years ended December 31, 2014 and 2013, the Company did not recognize any impairment related to Goodwill.

Intangible Assets, Net

The Company had following intangible assets as of December 31, 2014 and 2013:

	12/31/2014	12/31/2013
Identifiable artistic-related assets (a)	$1,740,000	$1,740,000
Trademarks (b)	129,831	129,831
Product Masters (b)	3,257,129	3,257,129
Other Intangible Assets	70,000	–
Less Accumulated Amortization (c)	(3,320,522)	(3,261,254)
Intangible Assets, Net	$1,876,438	$1,865,706

(a)	In association with the Merger, the Company acquired $1,740,000 in identifiable artistic-related assets. These assets, related to certain properties owned by A Squared and assumed by the Company, were valued using an independent firm during the fourth quarter of 2013. Based on certain legal, regulatory, contractual, and economic factors, the Company has deemed these assets to be indefinite-lived. Hence, pursuant to ASC 350-30, these assets are not subject to amortization and are tested annually for impairment. During the year ended December 31, 2014 and 2013, the Company did not recognize any impairment expense related to these assets.
(b)	Pursuant to ASC 350-30-35, the Company reviews these intangible assets periodically to determine if the value should be retired or impaired due to recent events. At December 31, 2013, it was determined that certain “Other Intangible Assets” totaling $470,685 in gross asset value, with accumulated amortization of $228,961, were to be retired giving rise to an associated loss on disposition of assets totaling $241,723. During the period ended December 31, 2014, the Company did not recognize any similar impairment.
(c)	During the year ended December 31, 2014 and 2013, the Company recognized $59,269 and $146,924, respectively, in amortization expense related to these intangible assets.

Expected future intangible asset amortization as of December 31, 2014 is as follows:

Fiscal Year:
2015	$48,576
2016	38,596
2017	17,180
2018	8,655
2019	8,655
Total	$121,662